Related party transactions	12 Months Ended
Dec. 31, 2011
Related party transactions [Text Block]

21. Related party transactions

The Company’s related party transactions are all incurred in the normal course of conducting its business, and are all with its equity investees, APGC and its wholly owned subsidiary, Ascentage Jiangsu, as well as Ascentage SH. The related party transactions represent the R&D expenses incurred on APGC R&D programs, and the prepayments to related parties represents the upfront R&D funding for the APGC R&D programs.

A summary of these transactions for the years ended December 31, 2009, 2010 and 2011 is as follows:

	Year ended December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000

R&D costs	-	5,000	6,000	953

The prepayment to related parties balances as of December 31, 2009, 2010 and 2011 are as follows:

	As at December 31,
	2009	2010	2011	2011
	RMB’000	RMB’000	RMB’000	US$’000

Prepayment of R&D costs	-	12,000	6,000	953